As filed with the Securities and Exchange Commission on or about September 26, 2008

Securities Act File No. 333-15881
Investment Company Act File No. 811-07917

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

_____________

FORM N-1A

Registration Statement Under The Securities Act of 1933	X
Pre-Effective Amendment No.	_
Post-Effective Amendment No. 27	X
Registration Statement Under The Investment Company Act of 1940	X
Amendment No. 28	X

WILSHIRE VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, Suite 700
Santa Monica, California  90401
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code:  (310) 451-3051

(Name and Address of Agent for Service) Lawrence E. Davanzo c/o Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, California 90401	Copy to: Cathy G. O’Kelly Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that the filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 28, 2008 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY COMMENT

This Post-Effective Amendment to the Registration Statement of Wilshire Variable Insurance Trust (the “Registrant”) on Form N-1A is being filed for the purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 23 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933.  This Post-Effective Amendment No. 27 to the Registration Statement of the Registrant incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 23 to the Registration Statement of the Registrant filed with the Securities and Exchange Commission on May 20, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 27 to the registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, State of California, on the 26th day of September, 2008.

WILSHIRE VARIABLE INSURANCE TRUST

By:	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below on September 26, 2008 on behalf of the following persons in the capacities indicated.

Signature	Title

/s/ Lawrence E. Davanzo	President (Principal Executive Officer) and Trustee
Lawrence E. Davanzo

/s/ Helen Webb Thompson	Treasurer (Principal Financial and Accounting Officer)
Helen Webb Thompson

/s/ Roger A. Formisano*	Trustee
Roger A. Formisano

/s/ Richard A. Holt*	Trustee
Richard A. Holt

/s/ Suanne K. Luhn*	Trustee
Suanne K. Luhn

/s/ Harriet A. Russell*	Trustee
Harriet A. Russell

/s/ George J. Zock*	Trustee
George J. Zock

*Lawrence E. Davanzo signs this document pursuant to powers of attorney previously filed.

By: /s/ Lawrence E. Davanzo
Lawrence E. Davanzo, Attorney-in-Fact